UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21322

Georgetowne Funds

(Exact name of registrant as specified in charter)

7 Reddy Lane

Loudonville, NY 12211

(Address of principal executive offices)

(Zip code)

Paul K. Hoffmeister

7 Reddy Lane

Loudonville, NY 12211

(Name and address of agent for service)

Registrant's telephone number, including area code: (518) 221-1978

Date of fiscal year end: October 31

Date of reporting period: April 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

GEORGETOWNE LONG/SHORT FUND

A SERIES OF THE GEORGETOWNE FUNDS

April 30, 2005

GEORGETOWNE LONG/SHORT FUND
Industry Sectors Chart
(Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

	GEORGETOWNE LONG/SHORT FUND
	Schedule of Investments
	April 30, 2005 (Unaudited)

Shares		Value

COMMON STOCKS - 94.97%

Air Transporation, Scheduled - 3.05%
500	America West Holdings Corp. *	$ 2,100
500	Continental Airlines, Inc. *	5,920
500	Northwest Airlines Corp. *	2,590
		10,610
Aircraft Parts & Auxiliary Equipment 3.30%
250	Rockwell Collins, Inc.	11,470

Commercial Banks, NEC - 8.77%
100	Bank of Ireland	6,130
300	HDFC Bank, Ltd.	13,023
300	ICICI Bank, Ltd.	5,424
100	Royal Bank of Canada	5,957
		30,534
Computer Communications Equipment - 2.33%
1,200	Lanoptics, Ltd. *	8,100

Fire, Marine & Casualty Insurance - 2.72%
300	Loews Carolina Group	9,450

Food and Kindred Products - 1.87%
100	Altria Group Inc.	6,499

Glass & Glassware, Pressed or Blown - 0.79%
200	Corning Inc. Glass Works *	2,750

Industrial Organic Chemicals - 9.96%
250	Georgia Gulf Corp.	9,227
250	Lubrizol Corp.	9,693
300	Nova Chemicals Corp.	9,741
300	Sensient Technologies Corp.	6,003
		34,664
Metal Mining - 2.99%
300	Freeport McMoran Copper & Gold, Inc.	10,398

Paper Mills - 2.12%
250	Meadwestvaco Corp.	7,363

Radiotelephone Communications - 2.46%
500	Broadwing Corp. *	1,840
200	Mobile Telesystems OJSC	6,720
		8,560
Railroad Switching & Terminal - 0.86%
1,000	Grupo TMM *	2,990

Railroads, Line-Haul Operating - 4.71%
200	Canadian Pacific, Ltd.	6,984
300	Norfolk Southern Corp.	9,420
		16,404

Search, Detection, Navigation, Guidance, Aeronautical Systems - 1.58%
100	Northrop Grumman Corp.	5,484

Secondary Smelting & Refining - 8.02%
1,300	Aleris International Inc.* †	27,898

Semiconductors & Related Devices - 14.97%
1,000	Altera Corp. * †	20,730
1,000	Broadcom Corp. * †	29,900
1,000	JDS Uniphase Corp. *	1,480
		52,110

Services-Engineering Services - 0.88%
200	Essex Corp. *	3,072

Services-Prepackaged Software - 1.45%
200	Microsoft Corp.	5,060

State Commercial Banks - 4.81%
100	Banco Itau Holding Financeira S.A.	8,555
100	Deutsche Bank Aktiengesellschaft	8,194
		16,749

Steel Works, Blast Furnaces - 6.67%
1,000	AK Steel Holding Corp. *	7,250
400	Commercial Metals Co.	10,204
300	Steel Technologies, Inc.	5,757
		23,211

Telephone & Telegraph Apparatus - 10.69%
1,000	Ciena Corp*	2,300
1,000	Qualcomm, Inc. †	34,890
		37,190

TOTAL FOR COMMON STOCKS (Cost $346,721) - 94.98%		$330,566

SHORT TERM INVESTMENTS - 5.85%
20,368	First American Treasury Obligations Fund Class A 1.95%** (Cost $20,368)	$ 20,368

TOTAL INVESTMENTS (Cost $367,089) - 100.83%		350,934

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - .83%		(2,876)

NET ASSETS - 100.00%		$348,058

SCHEDULE OF SECURITIES SOLD SHORT		Value
Retail-Auto Dealers & Gasoline Stations
700	West Marine, Inc. *	11,445

	Total Securities Sold Short (Proceeds - $13,272)	$ 11,445

† Security is pledged as Collateral for Securities Sold Short.

*Non-Income Producing Securities.

** Variable Rate Security as April 30, 2005.

The accompanying notes are an integral part of the financial statements.

GEORGETOWNE LONG/SHORT FUND
Statement of Assets and Liabilities
April 30, 2005 (Unaudited)

Assets:
Investments, at Value	$350,934
(Identified Cost $367,089)
Cash	50
Deposit with Broker for Securities Sold Short	8,870
Receivables:
Dividends and Interest	524
Total Assets	360,378
Liabilities:
Securities Sold Short at Value, (Proceeds $13,272)	11,445
Accrued Management Fees	875
Total Liabilities	12,320
Net Assets	$348,058

Net Assets Consist of:
Paid In Capital	356,105
Accumulated Undistributed Net Investment Loss	(939)
Accumulated Realized Gain on Investments and Securities Sold Short - Net	7,221
Net Unrealized Depreciation in Value of Investments and Securities
Sold Short Based on Identified Cost - Net	(14,329)
Net Assets	$348,058

Shares Outstanding	34,451

Net Asset Value Per Share	$10.10

The accompanying notes are an integral part of the financial statements.

GEORGETOWNE LONG/SHORT FUND
Statement of Operations
For the six months ended
April 30, 2005 (Unaudited)

Investment Income:
Dividends	$ 2,575
Interest	303
Total Investment Income	2,878
Expenses:
Advisory fees (Note 3)	3,520
Dividend Expense	297
Total Expenses	3,817

Net Investment Income (Loss)	(939)
Realized and Unrealized Gain (Loss) on Investments:
Realized Gain on Investments	27,021
Realized Gain on Securities Sold Short	2,766
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(20,746)
Securities Sold Short	1,827
Net Realized and Unrealized Gain (Loss) on Investments	10,868

Net Increase in Net Assets from Operations	$ 9,929

The accompanying notes are an integral part of the financial statements.

GEORGETOWNE LONG/SHORT FUND
Statement of Changes in Net Assets
For the Period ended October 31, 2004 (commencement of investment operations)
and the six months ended April 30, 2005

	(Unaudited)
	Six Months	Period
	Ended	Ended
	4/30/2005	10/31/2004
Operations:
Net investment loss	$ (939)	$(2,797)
Net realized gain (loss) on investments	27,021	(21,055)
Net realized gain (loss) on securities sold short	2,766	(1,511)
Net unrealized appreciation (depreciation) on investments	(20,746)	10,536
Net unrealized appreciation (depreciation) on securities sold short	1,827	(5,946)
Net increase (decrease) in net assets resulting from operations	9,929	(20,773)
Dividends and Distributions to Shareholders From:
Net investment income distribution	-	-
Capital gain distribution	-	-
Net Decrease from Distributions	-	-
Capital Share Transactions:
Proceeds from shares sold	45,437	162,622
Reinvested dividends and distributions	-	-
Cost of shares redeemed	-	-
Net Increase from Shareholder Activity	45,437	162,622

Total increase	55,366	141,849

Net Assets:
Beginning of period	292,692	150,843

End of period	$348,058	$ 292,692

Share Transactions:
Shares sold	4,336	15,032
Shares issued on reinvestment of dividends	-	-
Shares redeemed	-	-
Net increase in shares	4,336	15,032
Outstanding shares at beginning of period	30,116	15,084
Outstanding shares at end of period	34,452	30,116

The accompanying notes are an integral part of the financial statements.

GEORGETOWNE LONG/SHORT FUND
Financial Highlights
For the Period ended October 31, 2004 (commencement of investment operations)
and the six months ended April 30, 2005

	(Unaudited) For the Six Months Ended 04/30/2005	Period ended 10/31/2004
Net Asset Value, at Beginning of Period	$ 9.72	$ 10.00
Income From Investment Operations:
Net Investment Loss	(0.03)	(0.10)
Net Gains (Losses) on Securities (Realized and Unrealized)	0.41	(0.18)
Total from Investment Operations	0.38	(0.28)

Dividends (From Net Investment Income)	0.00	0.00
Distributions (From Capital Gains)	0.00	0.00
Total Distributions	0.00	0.00

Net Asset Value, at End of Period	$ 10.10	$ 9.72

Total Return	3.91%	(2.80)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 348	$ 293
Ratio of Expenses to Average Net Assets, excluding Dividends on Securities Sold Short	1.99%	1.99%	*
Ratio of Dividend Expenses to Average Net Assets	0.17%	0.01%
Ratio of Net Investment Loss to Average Net Assets	(0.53)%	(1.21)%	*
Portfolio Turnover Rate	68.26%	73.81%

* Annualized

The accompanying notes are an integral part of the financial statements.

GEORGETOWNE LONG/SHORT FUND

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2005 (UNAUDITED)

Note 1. Organization

The Georgetowne Long/Short Fund (the "Fund”) is a non-diversified series of the Georgetowne Funds (the “Trust”), an open-end investment company. The Trust was organized in Ohio as a business trust under an Agreement and Declaration of Trust dated February 18, 2003. The Fund commenced operations on December 30, 2003.  The Fund may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objective and policies. At present, there is only one series authorized by the Trust. The Georgetowne Fund Management Corporation is the adviser to the Fund (the “Adviser”).  The Fund’s investment objective is long term growth of capital. The Fund employs a long/short strategy, in which under normal circumstances the Fund’s portfolio will consist of both long and short positions. The Fund will usually have a portion of its portfolio short (up to 90%). Short selling magnifies the potential for both gain and loss to the Fund and its investors.

Note 2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies employed by the Fund in preparing its financial statements:

Security Valuation- Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price except for short positions, for which the last quoted asked price is used.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Trustees.  The Board has adopted guidelines for good faith pricing, and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Share Valuation- The price (net asset value) of the shares of the Fund is normally determined as of 4:00 p.m., Eastern time on each day the Fund is open for business and on any other day on which there is sufficient trading in the Fund`s securities to materially affect the net asset value. The Fund is normally open for business on every day except Saturdays, Sundays and the following holidays: New Year`s Day, Martin Luther King Day, President`s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Security Transaction Timing- Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Short Sales- The Fund may sell a security it does not own in anticipation of a decline in market value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Income Taxes- The Fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund's policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

 Estimates- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Other- Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital.

Note 3. Investment Management Agreement

The Trust has a Management Agreement with the Adviser. Under the terms of the Management Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Management Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all its officers and employees that serve as officers and trustees of the Trust.  The Adviser pays all ordinary operating expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), and extraordinary expenses. For its services and the payment of Fund ordinary operating expenses, the Adviser receives an annual investment management fee of 1.99% of the average daily net assets of the Fund. For the six months ended April 30, 2005, the Adviser earned a fee of $3,520 from the Fund.

The Adviser paid no trustee fees for the six months ended April 30, 2005.

Note 4. Related Party Transactions

Paul K. Hoffmeister is the control person of the Adviser and also serves as a trustee and officer of the Trust.  Mr. Hoffmeister receives benefits from the Adviser resulting from management fees paid to the Adviser by the Fund.

Note 5. Capital Stock

The Fund is authorized to issue an unlimited number of shares of separate series.  Paid in capital at October 31, 2004 was $356,105 representing 34,452 shares outstanding.

Note 6. Investment Transactions

For the six months ended April 30, 2005, purchases and sales of investment securities other than U.S. Government obligations, short-term investments and securities sold short aggregated $239,521 and $102,503, respectively.  Purchases and sales of securities sold short aggregated $30,927 and $32,420, respectively.   Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

Note 7. Tax Matters

For Federal income tax purposes, the cost of investments owned at April 30, 2005 was $367,089.

At April 30, 2005, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	Depreciation	Net Appreciation(Depreciation)
$30,460	($44,789)	($14,329)

Note 8. Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 2005, the Hoffmeister family, in aggregate, owned more than 89% of the Fund.

GEORGETOWNE LONG/SHORT FUND

EXPENSE ILLUSTRATION

Expense Example

As a shareholder of the Georgetowne Long/Short Fund, you incur ongoing costs which typically consist of management fees, interest, and dividend expense on securities sold short. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2004 through April 30, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Georgetowne Long/Short Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	November 1, 2004	April 30, 2005	November 1, 2004 to April 30, 2005

Actual	$1,000.00	$1,039.09	$10.11
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.88	$9.99

* Expenses are equal to the Fund's annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

GEORGETOWNE LONG/SHORT FUND

TRUSTEES AND OFFICERS

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address and Age	Position & Length of Time Served with the Trust	Principal Occupations During Past 5 Years and Current Directorships
Michael J. Regan 7 Reddy Lane Loudonville, NY 12211 Year of Birth: 1978	Trustee since February 2003.

Broker, CMO Department, Hilliard Farber (9/04-present); Mortgage Consultant, Citigroup (8/02-08/04); Sponsored Representative, Warrior Lacrosse Co. (1/03-present); Player, Boston Cannons (Lacrosse Team) (9/01-present); Player, Rochester Rattlers (Lacrosse Team) (5/01-9/01); Marketing Director, Albany Attack/Pepsi Arena (9/02-6/02); Player, Albany Attack (Lacrosse Team) (1/01-5/03); Assistant Lacrosse Coach, Butler University (9/00-12/00); Student, Butler University (9/96-5/00).

David E. Hannoush 7 Reddy Lane Loudonville, NY 12211 Year of Birth: 1976	Trustee since October 2004.

General Counsel/V.P., Hannoush Jewelers, Inc. (06/02-present); Attorney/Consultant, PA Consulting Group (08/01-05/02); Law Clerk, Foley Hoag LLP (06/00-12/00); Law Clerk, US Trade Representative (01/00-05/00); Law Clerk, Albo & Oblon (09/98-12/98); Student, American University Washington College of Law (08/98-05/01).

Charles P. Clemens 7 Reddy Lane Loudonville, NY 12211 Year of Birth: 1978	Trustee since December 2003.

Resident Assistant, Rochester Institute of Technology (7/98 – 5/99); Affiliate Sales &  Marketing Intern, ESPN, Inc. (6/99 –8/99); Legal Assistant Intern, Skadden, Arps, Slate, Meagher & Flom LLP (8/99-11/99); Event Manager, Eventive Marketing (1/01 –8/01); Admissions Advisor, Kaplan College (8/01-5/02); Sales Representative, Targit Interactive (an on-line advertising company) (5/01-7-01); Sales Trainee, OTL Sports (a sports information business) (12/02-12/02); Law Clerk, Deborah Carpenter-Toye, Esq. (6/03-present); Student, Nova Southeastern University Law School (8/01-5/04); Attorney, Law Offices of Charles P. Clemens (9/04-12/04); Law Office of the Public Defender, 17th Judicial Circuit Broward County, Florida (1/05 - present) .

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

Name, Address, and Age	Position and Length of Time Served with the Trust	Principal Occupations During Past 5 Years and Current Directorships
Paul K. Hoffmeister[1] 7 Reddy Lane Loudonville, NY 12211 Year of Birth: 1978	Chairman, President, and Treasurer since December 2003; Trustee since February 2003

Director of Market Strategy, Polyconomics (an economic and market forecasting company) (8/04-present); Operations Manager, Dr. Jana Hoffmeister (6/00-present); Trader, Quietlight Securities (8/01-4/02; and 3/04-8/04); Assistant Trader, Quietlight Securities (1/99-4/99); Student, Georgetown University (8/96-5/00).

Paul F. Pechacek[1] 7 Reddy Lane Loudonville, NY 12211 Year of Birth: 1968	Trustee between February 2003 and October 2004; Chief Compliance Officer since June 2004

Senior Financial Analyst, MedStar Health (a healthcare and health services company) (11/02-present); Manager Hospital Finance, Good Samaritan Hospital of Maryland (2/00-11/02); Senior Accountant, Helix Health (a healthcare network) (11/97-2/00)

1 Mr. Pechacek and Mr. Hoffmeister are first cousins.  Mr. Hoffmeister is an “interested person” of the Trust because he is an officer of the Trust and is an officer and the sole shareholder of the Fund’s adviser.

The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (877) 369-3705 to request a copy of the SAI or to make shareholder inquiries.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30, 2004, are available without charge upon request by (1) calling the Fund at (877) 369-3705 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on September 29, 2004. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-877-257-4240.

Board of Trustees

Paul K. Hoffmeister

Charles P. Clemens

David E. Hannoush

Michael J. Regan

Investment Adviser

Georgetowne Fund Management Corporation

7 Reddy Lane

Loudonville, NY  12211

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Custodian

U.S. Bank, NA

Independent Auditors

Sanville & Company

Legal Counsel

Thompson Hine LLP

This report is provided for the general information of the shareholders of the Georgetowne Long/Short Fund. This report is not intended for distribution to prospective investors in the fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of June 23, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s first fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Georgetowne Funds

By /s/Paul K. Hoffmeister

*Paul K. Hoffmeister

  President, Chairman, CFO, Treasurer and Secretary

Date July 8, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Paul K. Hoffmeister

*Paul K. Hoffmeister

  President, Chairman, CFO, Treasurer and Secretary

Date July 8, 2005